Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases
Summary of operating lease assets and liabilities

	December 31,
	2023	2022

	(in thousands)
Assets:
Operating lease assets	$102	$198

Liabilities:
Current portion of lease liabilities	103	108
Noncurrent lease liabilities	10	113
Total operating lease liabilities	$113	$221

Summary of lease related costs

	December 31,
	2023	2022

	(in thousands)
Operating lease costs	$113	$115
Variable lease costs	10	5
Total lease costs	$123	$120

Summary of minimum lease payments

As of December 31, 2023
(in thousands)
2024	$108
2025	11
Future minimum lease payments	119
Less: Interest	(6)
Present value of operating lease liabilities	$113